Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Jun. 30, 2022
Current assets:
Cash and cash equivalents	$ 40,300,573	$ 74,480,651
Accounts receivable, net	24,526,262	8,260,574
Inventories, net	7,472,108	14,580,557
Prepaid expenses and other current assets	3,378,617	192,499
Due from related parties		1,934,855
Held-to-maturity investment	9,133,707
Total current assets	84,811,267	99,449,136
Other assets:
Property, plant and equipment, net	1,088,131	114,025
Rental deposit	732,334	876,100
Right-of-use assets – operating leases	4,061,617	295,804
Total other assets	5,882,082	1,285,929
Total assets	90,693,349	100,735,065
Current liabilities
Accounts payable	1,274,391	290,541
Accounts payable – related party	51,698,588	41,982,373
Contract liabilities	988,556	1,672,051
Dividends payable		3,362,639
Accrued liabilities and other payables	281,361	159,296
Due to related parties	710,910	40,672,768
Income tax payable - current	63,853	481,113
Operating lease liabilities – current portion	944,525	347,541
Total current liabilities	55,962,184	88,968,322
Other liabilities:
Operating lease liabilities – net of current portion	3,356,232
Total liabilities	59,318,416	88,968,322
Stockholders’ equity:
Common stock, par value $0.0001 per share; 140,000,000 shares authorized; 50,000,000 and 54,222,420 shares issued and outstanding as of June 30, 2022 and June 30, 2023	5,422	5,000
Preferred stock, par value $0.0001 per share, 10,000,000 shares authorized, no shares issued at June 30, 2022 and 2023
Additional paid-in capital	25,685,475
Accumulated other comprehensive loss	(163,768)	(184,664)
Retained earnings	5,847,804	11,946,407
Total stockholders’ equity	31,374,933	11,766,743
Total liabilities and stockholders’ equity	$ 90,693,349	$ 100,735,065